Commitments and Contingencies - Schedule of Lease Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2023 (Remainder of 2023)	$ 547
2024/2023	1,042	$ 872
2025/2024	916	703
2026/2025	944	0
2027/2026	724	0
2027		0
Total lease payments	4,173	1,575
Less imputed interest	(803)	(165)
Total lease liabilities	3,370	1,410
Less current portion of lease liability	776	745	$ 500
Lease liability, net of current portion	$ 2,594	$ 665